Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term Investments [Abstract]
Common shares held	125,000	125,000
Long-term investments	$ 1,000	$ 1,000
Proceeds from long-term investments	$ 0	$ 0	$ 0